MINERAL PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Property and equipment	Construction in progress	Mineral property	Exploration and evaluation assets	Total
Cost
At December 31, 2018	$1,051	$—	$—	$3,803	$4,854
Right of use asset recognized	486	—	—	—	486
Additions	853	—	—	227	1,080
Effect of foreign currency translation	81	—	—	196	277
At December 31, 2019	2,471	—	—	4,226	6,697
Additions	1,808	27,071	—	2,362	31,241
Transfers	(232)	232	4,092	(4,092)	—
Effect of foreign currency translation	134	1,465	220	(8)	1,811
At December 31, 2020	$4,181	$28,768	$4,312	$2,488	$39,749

Accumulated depreciation
At December 31, 2018	$(96)	$—	$—	$—	$(96)
Depreciation for the year	(212)	—	—	—	(212)
Effect of foreign currency translation	(9)	—	—	—	(9)
At December 31, 2019	(317)	—	—	—	(317)
Depreciation for the year	(395)	—	—	—	(395)
Effect of foreign currency translation	(28)	—	—	—	(28)
At December 31, 2020	$(740)	$—	$—	$—	$(740)

Carrying amounts
At December 31, 2019	$2,154	$—	$—	$4,226	$6,380
At December 31, 2020	$3,441	$28,768	$4,312	$2,488	$39,009

Disclosure of detailed information about exploration and evaluation expenditures [Table Text Block]
	2020	2019
		Restated (note 2)
Las Chispas Property
Assays	$1,373	$2,142
Decline construction and underground workings	15,289	8,558
Depreciation	265	94
Drilling	16,353	18,108
Field and administrative costs	4,223	2,323
Salaries and remuneration (notes 6)	4,966	2,611
Share-based compensation (notes 6 and 7)	1,260	1,777
Technical consulting services and studies	3,775	2,282
Subtotal - Las Chispas Property	47,504	37,895
Other exploration properties	666	173
Total exploration and evaluation expenditures	$48,170	$38,068